Property, Plant and Equipment	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Accounting Policy

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets (see below for more information). During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 4 years
Furniture and fixtures 5 years
Building and improvements 20 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually for relevancy and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Property, plant and equipment leases are classified as finance leases if substantially all the risks and rewards of ownership are transferred to the Company. Property, plant and equipment leases are classified as operating leases whenever the lease terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Property acquired under a finance lease is depreciated over the shorter of the period of expected use or the lease term. The corresponding lease liability is included under loans and borrowings on the statement of financial position.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive (loss) income.

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2019			June 30, 2018
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Land	39,532	—	39,532	—	—	—
Buildings & improvements	420,737	(25,682)	395,055	79,085	(2,436)	76,649
Construction in progress	222,884	—	222,884	146,547	(888)	145,659
Computer software & equipment	20,850	(5,367)	15,483	4,078	(584)	3,494
Furniture & fixtures	12,058	(2,847)	9,211	3,477	(349)	3,128
Production & other equipment	99,355	(17,867)	81,488	19,222	(2,450)	16,772
Finance lease equipment	2,312	(398)	1,914	791	(141)	650
Total	817,728	(52,161)	765,567	253,200	(6,848)	246,352

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	June 30, 2018	June 30, 2019
	Net book value	Additions	Additions from business combinations	Depreciation	Other (1)	Foreign currency translation	Net book value
Land	—	20,865	18,637	—	—	30	39,532
Buildings & Improvements	76,649	130,165	74,373	(23,280)	137,098	50	395,055
Construction in progress	145,659	164,213	49,913	888	(137,098)	(691)	222,884
Computer software & equipment	3,494	13,757	5,204	(4,792)	(2,185)	5	15,483
Furniture & fixtures	3,128	4,819	3,806	(2,505)	—	(37)	9,211
Production & other equipment	16,772	65,698	14,511	(15,420)	—	(73)	81,488
Finance lease equipment	650	914	607	(257)	—	—	1,914
Total	246,352	400,431	167,051	(45,366)	(2,185)	(716)	765,567

(1)	Includes disposals, reclassifications and other adjustments.

	June 30, 2017	June 30, 2018
	Net book value	Additions	Additions from business combinations	Depreciation	Other (1)	Foreign currency translation	Net book value
Buildings & improvements	16,128	16,896	45,404	(1,435)	(344)	—	76,649
Construction in progress	26,571	115,653	4,323	(888)	—	—	145,659
Computer software & equipment	522	3,333	588	(403)	(547)	1	3,494
Furniture & fixtures	233	2,859	615	(364)	(215)	—	3,128
Production & other equipment	1,564	12,750	5,405	(2,052)	(899)	4	16,772
Finance lease equipment	505	—	247	(102)	—	—	650
Total	45,523	151,491	56,582	(5,244)	(2,005)	5	246,352

(1)	Includes disposals, reclassifications and other adjustments.

During the year ended June 30, 2019, $25.2 million (June 30, 2018 - $5.7 million) in borrowing costs were capitalized to CIP at a weighted average interest rate of 14% (year ended June 30, 2018 - 20%).

Depreciation relating to manufacturing equipment and production facilities is capitalized into biological assets and inventory, and is expensed to cost of sales upon the sale of goods. For the year ended June 30, 2019, $12.2 million of depreciation was recognized in cost of sales.

Effective January 1, 2019, the Company changed the useful life over which depreciation expense is recorded on its purpose-built production facilities from 10 years to 30 years using the straight-line method. The change in estimate has been applied prospectively and resulted in a $5.7 million decrease in depreciation expense of property, plant and equipment for the year ended June 30, 2019. This change in estimate is based upon the revised estimated useful lives of such greenhouses. The effect of this change in estimate on future periods depends on the level of future capital expenditures and disposals.

Effective April 1, 2019, the Company changed the useful life over which depreciation expense is recorded on its production facilities from 10 - 50 years to 20 - 30 years using the straight-line method. The change in estimate has been applied prospectively and resulted in a $0.5 million increase in depreciation expense of property, plant and equipment for the year ended June 30, 2019. This change in estimate is based upon the revised estimated useful lives of such facilities. The effect of this change in estimate on future periods depends on the level of future capital expenditures and disposals.